Taxes - Income tax expense (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Taxes
Current income tax expense	$ 10,378,745	$ 13,586,947
Deferred income tax expense	1,025,705	2,613,356
Adjustments to prior years' current and deferred tax	72,422	13,762
Income tax expense	$ 11,476,872	$ 16,214,065
Effective tax rate	35.20%	37.10%
Nominal income rate	35.00%	35.00%
decrease in effective tax rate	1.90%